Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 32,374,918	$ 35,190,663
Accounts receivable, net	40,706,251	32,607,591
Financing receivable, net	0	43,105,527
Inventory, net	239,190	191,248
Due from a related party	0	118,025
Advances to suppliers, net	713,661	3,695,682
Prepaid taxes	494,258	468,457
Prepaid expenses and other receivables, net	1,303,905	1,538,014
Current assets of discontinued operations	0	887,186
Total Current Assets	75,832,183	117,802,393
Non-current Assets
Property, plant and equipment, net	115,152	123,270
Intangible assets, net	217,381	184,547
Right of use assets	1,010,254	1,060,426
Long-term investments	103,369,663	22,786,158
Non-current assets of discontinued operations	0	995,012
Total Non-current Assets	104,712,450	25,149,413
Total Assets	180,544,633	142,951,806
Current Liabilities
Accounts payable	59,607	358
Due to related parties	40,823	11,576
Customer deposits	797	0
Taxes payable	2,445,364	1,561,641
Lease liabilities-current	144,628	139,222
Loan payable to third parties	2,199,860	3,250,734
Convertible note	0	198,000
Acquisition consideration payable	21,265,612	0
Accrued liabilities and other payables	453,483	1,574,174
Current liabilities of discontinued operations	0	5,020,263
Total Current Liabilities	26,610,174	11,755,968
Non-current Liabilities
Warrant liabilities - non-current	417,000	2,000,000
Lease liabilities - non-current	864,207	919,781
Total Non-current Liabilities	1,281,207	2,919,781
Total Liabilities	27,891,381	14,675,749
Equity
Additional paid-in capital	95,870,923	94,768,246
Subscription receivable	(161,200)	0
Statutory reserves	102,747	102,747
Retained earnings	57,928,641	48,818,807
Accumulated other comprehensive loss	(13,110,329)	(12,382,068)
Equity attributable to Tantech Holdings Ltd	140,630,782	131,307,732
Noncontrolling interest	12,022,470	(3,031,675)
Total' equity	152,653,252	128,276,057
Total liabilities and equity	$ 180,544,633	$ 142,951,806